Loans (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Loans [Abstract]
Balance at beginning of year	$ 720	$ 981
Accretion of income	(86)	(159)
Reclassifications from nonaccretable difference		60
Disposals		(162)
Balance at end of year	$ 634	$ 720